John Hancock
Alternative Asset Allocation Fund
Quarterly portfolio holdings 5/31/2023

Fund’s investments
As of 5-31-23 (unaudited)
	Shares	Value
Affiliated investment companies (A) 66.2%		$492,360,187
(Cost $498,647,297)
Absolute return strategies 39.9%		297,165,999
Credit Suisse Managed Futures Strategy Fund (B)	4,546,777	44,285,608
Diversified Macro, Class NAV, JHIT (Graham)	6,575,529	60,231,849
IQ Merger Arbitrage ETF (B)(C)	940,369	29,264,283
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI)	9,610,077	96,389,070
The Arbitrage Fund, Class I (B)	5,372,509	66,995,189
Alternative investment approaches 18.6%		138,003,943
Seaport Long/Short, Class NAV, JHIT (Wellington)	7,367,926	82,373,415
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (D)	5,711,553	55,630,528
Alternative markets 7.7%		57,190,245
Infrastructure, Class NAV, JHIT (Wellington)	2,785,107	34,813,835

Invesco DB Precious Metals Fund (B)	441,785	22,376,410
Unaffiliated investment companies 30.1%		$224,426,912
(Cost $214,274,353)
Absolute return strategies 14.8%		110,731,906
Calamos Market Neutral Income Fund	3,535,239	50,624,623
Victory Market Neutral Income Fund	7,079,774	60,107,283
Alternative investment approaches 12.9%		95,942,433
JPMorgan Hedged Equity Fund	3,574,606	95,942,433
Alternative markets 2.4%		17,752,573
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (E)	691,103	9,143,293
Vanguard Real Estate ETF	107,616	8,609,280

	Yield (%)	Shares	Value
Short-term investments 4.6%			$33,776,158
(Cost $33,767,669)
Short-term funds 4.6%			33,776,158
John Hancock Collateral Trust (F)	4.5317(G)	3,379,170	33,776,158

Total investments (Cost $746,689,319) 100.9%	$750,563,257
Other assets and liabilities, net (0.9%)	(6,398,405)
Total net assets 100.0%	$744,164,852

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(C)	Non-income producing.
(D)	The subadvisor is an affiliate of the advisor.
(E)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $6,779,633.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $6,924,557.
(G)	The rate shown is the annualized seven-day yield as of 5-31-23.
2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Subadvisors of Affiliated Underlying Funds
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Absolute Return Currency	—	$48,348,931	—	$(49,137,942)	$292,463	$496,548	—	—	—
Diversified Macro	6,575,529	50,223,383	$30,516,885	(13,049,508)	(359,489)	(7,099,422)	$5,945,325	—	$60,231,849
Infrastructure	2,785,107	30,221,348	11,972,302	(6,455,991)	(343,982)	(579,842)	406,026	—	34,813,835
John Hancock Collateral Trust	3,379,170	15,756,778	166,362,061	(148,350,115)	(3,032)	10,466	766,461	—	33,776,158
Multi-Asset Absolute Return	9,610,077	83,590,963	20,471,544	(9,608,918)	(480,949)	2,416,430	3,272,596	—	96,389,070
Seaport Long/Short	7,367,926	71,052,319	18,884,941	(7,741,935)	(974,687)	1,152,777	2,596,800	—	82,373,415
Strategic Income Opportunities	5,711,553	48,139,779	13,260,403	(5,479,216)	(794,785)	504,347	1,646,223	—	55,630,528
					$(2,664,461)	$(3,098,696)	$14,633,431	—	$363,214,855
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Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended May 31, 2023, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Credit Suisse Managed Futures Strategy Fund	4,546,777	$34,982,689	$28,368,425	$(10,469,670)	$1,278,455	$(9,874,291)	$1,742,687	$5,527,957	$44,285,608
Invesco DB Gold Fund	—	16,837,070	9,994,522	(28,520,657)	1,864,556	(175,491)	172,829	—	—
Invesco DB Precious Metals Fund	441,785	—	22,461,666	(1,797,820)	102,505	1,610,059	—	—	22,376,410
IQ Merger Arbitrage ETF*	940,369	25,224,517	7,069,100	(2,456,694)	(137,039)	(435,601)	—	—	29,264,283
The Arbitrage Fund, Class I*	5,372,509	52,083,600	24,608,054	(6,343,320)	(337,992)	(3,015,153)	679,438	1,789,815	66,995,189
					$2,770,485	$(11,890,477)	$2,594,954	$7,317,772	$162,921,490

*	The security was not an affiliate at the beginning of the period.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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